real estate joint ventures - Summarized financial information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2018 CAD ($)	Sep. 30, 2018 CAD ($)	Dec. 31, 2013 item	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Current assets
Cash and temporary investments, net				$ 683	$ 415	$ 509	$ 371	$ 794	$ 432	$ 432
Total				3,933		3,867			3,377
Non-current assets
Other				633		528			733
Total				28,106		27,186			25,700
Total				32,039		31,053			29,077
Current liabilities
Accounts payable and accrued liabilities				2,331		2,460			2,330
Total				4,612		5,040			4,798
Non-current liabilities
Total				17,676		16,555			15,246
Liabilities				22,288		21,595			20,044
Owners' equity
Common equity				9,679		9,416			9,014
Other partners				72		42			19
Total				9,751		9,458	$ 9,498		9,033	$ 9,033
Total				32,039		31,053			$ 29,077
Real estate joint ventures
Current assets
Cash and temporary investments, net				15		20
Escrowed deposits for tenant inducements and liens				1		1
Other				3		4
Current assets before classified as held for sale				19		25
Assets classified as held for sale				249
Total				268		25
Non-current assets
Property under development - investment property				237		194
Investment property						221
Other				3		35
Total				240		450
Total				508		475
Current liabilities
Accounts payable and accrued liabilities				11		13
Current portion of 3.7% mortgage and senior secured 3.4% bonds						5
Construction holdback liabilities				12		10
Current liabilities before classified as held for sale				23		28
Liabilities directly associated with assets classified as held for sale				238
Total				261		28
Non-current liabilities
Construction credit facilities				180		141
Total				180		376
Liabilities				441		404
Owners' equity
Common equity				27		29
Other partners				40		42
Total				67		71
Total				508		475
Real estate joint ventures | Investment Property
Current assets
Assets classified as held for sale				218
Real estate joint ventures | 3.7% mortgage
Current liabilities
Liabilities directly associated with assets classified as held for sale				$ 27
Non-current liabilities
3.7% mortgage due September 2024						$ 27
Owners' equity
Interest rate on borrowings				3.70%		3.70%
Real estate joint ventures | 3.4% senior secured bonds
Current liabilities
Liabilities directly associated with assets classified as held for sale				$ 211
Non-current liabilities
Senior secured 3.4% bonds due July 2025						$ 208
Owners' equity
Interest rate on borrowings				3.40%		3.40%
TELUS Sky real estate joint venture
real estate joint venture
Number of other partners in the transaction | item			2
Forecast | TELUS Garden real estate joint venture
real estate joint venture
Non-recurring gain		$ 170
Donated amount	$ 120
Value of Common Shares donated	$ 100